Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock	12 Months Ended
Apr. 30, 2024 ¥ / shares
July 24, 2017 [Member] | Series A [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Jul. 24, 2017
July 28, 2017 [Member] | Series A [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Jul. 28, 2017
August 2, 2017 [Member] | Series A [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Aug. 02, 2017
October 13, 2017 [Member] | Series A [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issuance Price	¥ 208	[1]
Holder’s Conversion Right	Any time
Settlement methods	Shares
Conversion Ratio	0.01	[2]
Issue Date	Oct. 13, 2017
July 20, 2017 [Member] | Series AA [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issuance Price	¥ 56	[1]
Holder’s Conversion Right	Any time
Settlement methods	Shares
Conversion Ratio	0.01	[2]
Issue Date	Jul. 20, 2017
April 18, 2019 [Member] | Series B [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Apr. 18, 2019
April 25, 2019 [Member] | Series B [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Apr. 25, 2019
May 27, 2019 [Member] | Series B [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issuance Price	¥ 1,761	[1]
Holder’s Conversion Right	Any time
Settlement methods	Shares
Conversion Ratio	0.01	[2]
Issue Date	May 27, 2019
April 1, 2019 [Member] | Series BB [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issuance Price	¥ 413	[1]
Holder’s Conversion Right	Any time
Settlement methods	Shares
Conversion Ratio	0.01	[2]
Issue Date	Apr. 01, 2019
June 17, 2022 [Member] | Series C [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Jun. 17, 2022
September 8, 2022 [Member] | Series C [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Sep. 08, 2022
September 14, 2022 [Member] | Series C [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issue Date	Sep. 14, 2022
September 26, 2022 [Member] | Series C [Member]
Stockholders’ Equity (Details) - Schedule of Convertible Preferred Stock [Line Items]
Issuance Price	¥ 1,888	[1]
Holder’s Conversion Right	Any time
Settlement methods	Shares
Conversion Ratio	0.01	[2]
Issue Date	Sep. 26, 2022

[1]	On April 28, 2023, the Company effectuated a 600-for-one forward split. Issuance price per share has been retroactively restated.
[2]	On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors. As of April 30, 2023 and 2024, there are no more shares of preferred stock designated. The Company has no present plans to issue any shares of preferred stock.